Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,453	$ 1,185
Work-in-process	725	757
Finished goods	4,292	3,667
Total inventories	$ 6,470	$ 5,609